Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Future Minimum Lease Payments Under Non-cancellable Operating Leases
Future minimum lease payments as of December 31, 2018 under
non-cancelable
 operating leases are as follows:

December 31, 2018
RMB
No later than 1 year	12,664
Later than 1 year and no later than 5 years	39,222
Later than 5 years	176,049

227,935

Exploration and Production Licenses Estimated Annual Payments
According to the current policy, estimated annual payments for the next five years are as follows:

	December 31, 2019	December 31, 2018
	RMB	RMB
Within one year	800	800
Between one and two years	800	800
Between two and three years	800	800
Between three and four years	800	800
Between four and five years	800	800